FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
SCHEDULE OF TRADE RECEIVABLES	The Company’s aging of trade receivables (Note 5) were as follows:
	December 31, 2024	December 31, 2023
0 – 30 days	$46,559	$61,046
31 – 60 days	41,808	58,048
61 + days	25,055	-
	$113,422	$119,094

SCHEDULE OF FINANCIAL LIABILITIES

The Corporation has financial liabilities with the following maturities as at December 31, 2024:

	Contractual cash flows
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	5 year and over	Total
Trade payables (Note 8)	$322,235	$-	$-	$-	$-	$322,235
Long term loan and unpaid interest (Note 11)	40,769	-	-	-	-	40,769
	$363,004	$-	$-	$-	$-	$363,004

The Corporation has financial liabilities with the following maturities as at December 31, 2023:

	Contractual cash flows
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	5 year and over	Total
Trade payables (Note 8)	$157,705	$-	$-	$-	$-	$157,705
Long term loan and unpaid interest (Note 11)	46,680	38,427	-	-	-	85,107
	$204,385	$38,427	$-	$-	$-	$242,812

SCHEDULE OF CHANGES IN FAIR VALUE

The table below demonstrates the sensitivity test to a reasonable possible change in the exchange rate of the US dollar, with all other variables unchanged. The impact on the Company’s pre-tax profit and loss arises from changes in the fair value of the assets and financial liabilities is as follows:

	Change in the USD exchange rate	Impact on pre-tax profit
December 31, 2024	5% increase	$(221,050)
	5% decrease	221,050
December 31, 2023	5% increase	(140,221)
	5% decrease	$140,221